Going concerns	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Going concerns

8. Going concern

The Company is a holding company and does not expect to generate operating revenues. Since incorporation, the Company’s activities have been limited to formation and corporate establishment matters. For the six-month ended June 30, 2026, the Company incurred a net income of $456, primarily attributable to interest income exceeding interest expense, resulting in net interest income. The Company will continue to incur ongoing corporate and reporting costs and will require funding from its shareholder(s) or other financing sources to meet its obligations as they fall due. These conditions indicate the existence of a material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern. The unaudited interim condensed financial statements have been prepared on a going concern basis and do not include any adjustments that might result from the outcome of this uncertainty.

8. Going concern

The Company is a holding company and does not expect to generate operating revenues. Since incorporation, the Company’s activities have been limited to formation and corporate establishment matters. For the year ended December 31, 2025, the Company incurred a net loss of $6,805, primarily attributable to organization and establishment costs. The Company will continue to incur ongoing corporate and reporting costs and will require funding from its shareholder(s) or other financing sources to meet its obligations as they fall due. These conditions indicate the existence of a material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern. The financial statements have been prepared on a going concern basis and do not include any adjustments that might result from the outcome of this uncertainty.

CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Going concerns

28. Going concerns

The Company has incurred significant losses and negative cash flows from operations; net loss was Korean won 2,997,895 thousand for the period ended June 30, 2026. During the period ended June 30, 2026, the Company had negative cash flows from operations of Korean won 2,345,678 thousand. As of June 30, 2026, the Company’s accumulated deficit was Korean won 78,555,949 thousand. The Company has funded its operations to date through equity and debt financing and had cash and cash equivalents of Korean won 312,427 thousand as of June 30, 2026.

The Company monitors its cash flow projections on a current basis and takes active measures to obtain the funding it requires to continue its operations.

However, these cash flow projections are subject to various uncertainties concerning their fulfilment, such as the ability to generate revenues by attracting and expanding its customer base and completing additional financing. The Company expects to fund operations using cash on hand and raising additional proceeds from issuing bonds with warrants and equity offerings. There are no assurances, however, that the Company will be able to generate the revenue necessary to support its cost structure or that it will be successful in obtaining the level of financing necessary for its operations.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These unaudited interim condensed financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

32. Going concerns

The Company has negative working capital of Korean Won 7,229,518 thousand as of December 31, 2025, and incurred significant losses and operating cash outflows during the year then ended. The net loss was Korean won 6,141,476 thousand for the year ended December 31, 2025. For the year ended December 31, 2025, the Company had negative cash flows from operations of Korean won 4,965,996 thousand. As of December 31, 2025, the Company’s accumulated deficit was Korean won 75,558,054 thousand. The Company has funded its operations to date through equity and debt financing and had cash and cash equivalents of Korean won 335,814 thousand as of December 31, 2025. The Company monitors its cash flow projections on a current basis and takes active measures to obtain the funding it requires to continue its operations. However, these cash flow projections are subject to various uncertainties concerning their fulfilment, such as the ability to generate revenues by attracting and expanding its customer base and completing additional financing. The Company expects to fund operations using cash on hand and raising additional proceeds from issuing bonds with warrants. There are no assurances, however, that the Company will be able to generate the revenue necessary to support its cost structure or that it will be successful in obtaining the level of financing necessary for its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.